MFA 2025-NQM1 Trust ABS-15G

Exhibit 99.16

Client Name:
Client Project Name:	MFA 2025-NQM1
Start - End Dates:	8/17/2021 - 12/6/2024
Deal Loan Count:	233

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER127	Payment shock does not meet guidelines	1
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	3
Credit	Credit/Mtg History	CRDCRMH117	Length of credit history in file does not meet guideline requirement	1
Credit	Credit/Mtg History	CRDCRMH148	Credit report stale dated at closing	3
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	2
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	15
Credit	DTI	CRDDTI187	Debt Ratio > 50%	3
Credit	LTV/CLTV	CRDLTV3024	LTV Exceeds Guideline Requirement by less than 5%	3
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	7
Credit	LTV/CLTV	CRDLTV3028	LTV Exceeds Guideline Requirement by 10% or more	2
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	1
Credit	Application	CRDAPP131	Occupancy status not supported by file documentation	1
Credit	Assets	CRDAST115	Cash reserves do not meet guidelines	1
Credit	Assets	CRDAST205	Insufficient Funds to Close	2
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	1
Property Valuations	FEMA	PRVAFEMA229	Natural Disaster Area, Subseq inspect prior to Disaster (Public)	1
Property Valuations	FEMA	PRVAFEMA856	Natural Disaster Area, no subsequent inspection (Public)	14
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	2
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	1
Compliance	State Consumer Protection	CMPSTCP1151	SC Home Loans -Broker 'Amounts Earned' Disclosure not in file	1
Compliance	State Consumer Protection	CMPSTCP118	OH CSPA; Home Mortgage Information disclosure not timely	1
Total				67

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